Plant Restructuring (table) (detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended					12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended					12 Months Ended
	Mar. 31, 2013	Dec. 29, 2012	Oct. 01, 2011	Jul. 02, 2011	Mar. 31, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Oct. 01, 2011 Employee Severance [Member]	Jul. 02, 2011 Employee Severance [Member]	Mar. 31, 2011 Employee Severance [Member]	Jan. 01, 2011 Employee Severance [Member]	Oct. 02, 2010 Employee Severance [Member]	Mar. 31, 2013 Employee Severance [Member]	Mar. 31, 2012 Employee Severance [Member]	Mar. 31, 2011 Employee Severance [Member]	Mar. 31, 2013 Long Lived Asset Charges [Member]	Dec. 29, 2012 Long Lived Asset Charges [Member]	Mar. 31, 2013 Long Lived Asset Charges [Member]	Mar. 31, 2011 Long Lived Asset Charges [Member]	Mar. 31, 2013 Other Restructuring [Member]	Dec. 29, 2012 Other Restructuring [Member]	Oct. 01, 2011 Other Restructuring [Member]	Mar. 31, 2011 Other Restructuring [Member]	Jul. 03, 2010 Other Restructuring [Member]	Mar. 31, 2013 Other Restructuring [Member]	Mar. 31, 2012 Other Restructuring [Member]	Mar. 31, 2011 Other Restructuring [Member]	Mar. 31, 2010 Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance				$ 976				$ 1,044	$ 37	$ 976	$ 1,044		$ 456				$ 37	$ 456	$ 0				$ 250							$ 520
Plant Restructuring	987	2,510	(15)	54	34	109	1,210	1	3,497	39	1,354	(19)	54	26	109	1,210				109	1,107			878	1,403	4	8	1
Cash payment/write offs									(2,033)	(978)	(1,422)						(17)	(454)	(889)			(42)	(250)						(1,974)	(524)	(283)	794
Balance	$ 1,501				$ 976				$ 1,501	$ 37	$ 976			$ 456			$ 20	$ 37	$ 456	$ 1,174		$ 1,174	$ 0	$ 307			$ 520		$ 307		$ 520